Commitments and Contingencies	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Commitments and Contingencies

NOTE 7. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID‑19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, and/or results of its operations, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on May 26, 2020, holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements. This registration rights agreement was amended and restated in connection with the closing of the Business Combination on February 12, 2021.

Underwriting Agreement

In connection with the closing of the Initial Public Offering and the over-allotment options, the underwriters were paid a cash underwriting discount of $0.20 per Unit, or $8,280,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $14,490,000 in the aggregate. The deferred fee of $14,490,000 was paid upon the closing of the Business Combination on February 12, 2021. The Company will keep deferred underwriting commissions classified as a long term liability due to the uncertain nature of the closing of the business combination that existed at the balance sheet date and its encumbrance to the Trust Account.

BFLY Operations Inc
Commitments and Contingencies

Note 17. Commitments and Contingencies

Commitments

Operating leases:

The Company leases office space under operating leases. Minimum rental payments under operating leases are recognized on a straight-line basis over the term of the lease. Rent expense under the operating lease was $2.1 million and $1.9 million in 2020 and 2019, respectively.

The following is a schedule of future minimum rental payments under non-cancelable operating leases with initial terms in excess of one year (in thousands):

Years ending December 31:
2021	$1,044
2022	2,043
2023	1,934
2024	1,904
2025	1,987
Thereafter	7,354
Total future minimum rental payments	$16,266

Purchase commitments:

The Company enters into inventory purchase commitments with third-party manufacturers in the ordinary course of business. These commitments are generally non-cancellable and are based on sales forecasts. These agreements range from one to five-year periods and may contain fixed or minimum annual commitments, subject to certain provisions that allow the Company to renegotiate the commitment. The aggregate amount of minimum inventory purchase commitments as of December 31, 2020 was $169.3 million.

During 2019, the Company entered into an agreement with a certain third party manufacturing vendor. Under the 2019 agreement, as of December 31, 2019, the Company had a prepaid vendor advance, net of write-downs of approximately $46.9 million. In August 2020, the Company and the vendor qualified the manufacturing process specified in the 2019 agreement and the Company began purchasing product from the vendor. In November 2020, the Company and the vendor amended the 2019 inventory supply arrangement. The amended agreement included provisions to increase the aggregate purchase commitments to $169.3 million and extend the time frame of the agreement to December 2022. The provisions of the agreement also allow the Company, once the defined cumulative purchase threshold per the agreement is reached, to pay for a portion of the subsequent inventory purchases using the vendor advance.

During the year ended December 31, 2020 the Company recognized a net loss on the vendor purchase commitment of $53.2 million in product cost of revenue. The net loss was comprised of $10.6 million, recorded as a write-down of the vendor advance and $42.6 million, accrued as a liability. During the year ended December 31, 2019 the Company recognized a net of loss on the vendor purchase commitment of $9.5 million, recorded as a write-down of the vendor advance in product cost of revenue. The Company applied the guidance in Topic 330, Inventory to determine the loss. The Company considered a variety of factors and data points when determining the existence and scope of a loss for the minimum purchase commitment. The factors and data points included Company specific forecasts which are reliant on the Company’s limited sales history, agreement specific provisions, macroeconomic factors and market and industry trends. Determining the loss is subjective and requires significant management judgment and estimates. Future events may differ from those assumed in the Company’s assessment, and therefore the loss may change in the future.

As of December 31, 2020, the Company has a prepaid advance of $36.4 million, net of write-downs and an accrual of $42.6 million related to the agreement. The portion of the balances that is expected to be utilized in the next 12 months is included in current assets and current liabilities in the accompanying consolidated balance sheets.

Other Purchase Commitments:

In September 2020, the Company has renegotiated certain inventory purchase commitments with other third party manufacturing vendors and as a result certain inventory purchase commitments have been cancelled. As a result of the renegotiations, the Company has recorded the expected losses on those commitments of $6.9 million as of December 31, 2020.

Other commitments:

The Company sponsors a 401(k) defined contribution plan covering all eligible US employees. Contributions to the 401(k) plan are discretionary. The Company did not make any matching contributions to the 401(k) plan for the years ended December 31, 2020 and 2019.

Contingencies

The Company is involved in litigation and legal matters which have arisen in the normal course of business, including but not limited to medical malpractice matters. Although the ultimate results of these matters are not currently determinable, management does not expect that they will have a material effect on the Company’s consolidated balance sheet, statements of operations and comprehensive loss, or cash flows.

On December 14, 2020, a stockholder of Longview filed a lawsuit in the Supreme Court of the State of New York, County of New York against Longview and the members of the Longview Board, styled Nair v. Longview Acquisition Corp. et al. (the “Nair Complaint”). On December 16, 2020, a second stockholder of Longview filed a lawsuit in the Supreme Court of the State of New York, County of New York against Longview, the members of its board of directors, and Butterfly, styled Lau v. Longview Acquisition Corp., et al. (the “Lau Complaint”). Both the Nair Complaint and the Lau Complaint alleged, among other things, that (i) defendants engaged in an unfair sales process and agreed to inadequate consideration in connection with the proposed transaction, and (ii) that the Registration Statement filed with the SEC on November 27, 2020 in connection with the proposed transaction is materially misleading, and sought, among other things, to enjoin the proposed transaction, rescind the transaction or award rescissory damages to the extent it is consummated, and an award of attorneys’ fees and expenses. The Nair Complaint was voluntarily dismissed on February 21, 2021, and the Lau Complaint was voluntarily dismissed on March 2, 2021. The parties currently are in negotiation regarding a potential attorney fee award.

The Company enters into indemnification provisions under some agreements with other parties in the ordinary course of business, including business partners, investors, contractors, customers, and the Company’s officers, directors and certain employees. The Company has agreed to indemnify and defend the indemnified party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party claim because of the Company’s activities or non-compliance with certain representations and warranties made by the Company. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. To date, losses recorded in the Company’s consolidated statements of operations and comprehensive loss in connection with the indemnification provisions have not been material.